Related parties - Summary of Compensation to Key Management Personnel (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 1,834,423	€ 0
Post employee benefits	34,934	0
Share-based payments	860,117	0
Total	€ 2,729,474	€ 0